Summary of Significant Accounting Policies (Details) - Schedule of Basic And Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted net loss per share:
Allocation of net loss, including remeasurement of temporary equity	$ (530,177)	$ (946,841)	$ (2,574,642)	$ 1,623,367
Weighted average shares outstanding	3,050,941	3,519,465	3,336,745	12,278,562
Basic net loss per share	$ (0.17)	$ (0.27)	$ (0.77)	$ 0.13